UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02527

DWS Money Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  7/31

Date of reporting period: 10/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2010 (Unaudited)

DWS Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 16.6%
Abbey National Treasury Services PLC, 0.46%, 2/2/2011	12,500,000	12,500,000
Banco Bilbao Vizcaya Argentaria SA:
0.32%, 11/1/2010	12,000,000	12,000,000
0.5%, 2/14/2011	8,500,000	8,500,000
BNP Paribas:
0.41%, 3/17/2011	10,000,000	10,000,377
0.55%, 5/13/2011	7,000,000	7,001,491
0.63%, 1/27/2011	15,000,000	15,000,000
Credit Agricole SA, 0.3%, 1/19/2011	10,000,000	10,000,000
Dexia Credit Local:
0.34%, 11/2/2010	15,000,000	15,000,000
144A, 2.375%, 9/23/2011	8,000,000	8,125,576
Fortis Bank SA, 0.3%, 12/1/2010	15,000,000	15,000,000
KBC Bank NV:
0.45%, 12/10/2010	13,000,000	13,000,000
0.65%, 11/15/2010	15,000,000	15,000,000
Kommuninvest I Sverige, 0.55%, 4/19/2011	10,000,000	10,009,741
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.5%, 2/14/2011	16,000,000	16,096,343
Lloyds TSB Bank PLC, 0.53%, 11/29/2010	12,600,000	12,600,293
Mizuho Corporate Bank Ltd., 0.25%, 11/18/2010	48,000,000	48,000,000
Nordea Bank Finland PLC:
0.26%, 1/12/2011	13,500,000	13,499,932
0.27%, 1/12/2011	12,000,000	12,000,000
0.6%, 2/8/2011	8,500,000	8,501,630
Rabobank Nederland NV:
0.46%, 11/1/2010	9,000,000	9,000,000
0.51%, 12/23/2010	12,000,000	12,000,086
Skandinaviska Enskilda Banken AB:
0.3%, 12/7/2010	12,000,000	12,000,000
0.3%, 12/17/2010	25,000,000	25,000,000
0.31%, 11/5/2010	30,000,000	30,000,000
Societe Generale, 0.41%, 4/26/2011	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.:
0.29%, 12/2/2010	35,000,000	35,000,000
0.3%, 1/31/2011	6,000,000	6,000,000

Total Certificates of Deposit and Bank Notes (Cost $400,835,469)		400,835,469
Commercial Paper 30.6%
Issued at Discount **
Abbey National North America LLC:
0.455%, 2/1/2011	12,500,000	12,485,465
0.46%, 2/16/2011	10,000,000	9,986,328
0.9%, 1/19/2011	24,000,000	23,952,600
Amstel Funding Corp.:
0.35%, 12/6/2010	8,500,000	8,497,108
0.37%, 11/26/2010	6,000,000	5,998,458
0.38%, 11/22/2010	17,000,000	16,996,232
0.38%, 11/24/2010	12,500,000	12,496,965
Argento Variable Funding:
144A, 0.31%, 11/1/2010	10,000,000	10,000,000
144A, 0.36%, 2/9/2011	15,000,000	14,985,000
144A, 0.37%, 2/24/2011	7,500,000	7,491,135
144A, 0.48%, 12/1/2010	8,500,000	8,496,600
ASB Finance Ltd., 0.501%, 2/9/2011	12,500,000	12,482,639
Banco Bilbao Vizcaya Argentaria SA:
0.49%, 2/4/2011	12,000,000	11,984,483
0.5%, 2/16/2011	7,500,000	7,488,854
0.5%, 2/17/2011	10,000,000	9,985,000
0.5%, 2/18/2011	7,000,000	6,989,403
BNZ International Funding Ltd., 144A, 0.52%, 1/21/2011	20,000,000	19,976,600
BPCE SA:
0.47%, 11/8/2010	12,500,000	12,498,858
0.61%, 11/22/2010	20,000,000	19,992,883
Caisse D'Amortissement de la Dette Sociale, 0.25%, 2/7/2011	7,500,000	7,494,896
Cancara Asset Securitisation LLC, 144A, 0.3%, 1/18/2011	20,000,000	19,987,000
Coca-Cola Co., 0.45%, 12/17/2010	10,000,000	9,994,250
Dexia Delaware LLC, 0.33%, 11/5/2010	9,800,000	9,799,641
DnB NOR Bank ASA, 0.25%, 12/20/2010	24,000,000	23,991,833
Google, Inc., 0.4%, 9/16/2011	8,950,000	8,918,277
Grampian Funding LLC:
144A, 0.34%, 1/10/2011	7,000,000	6,995,372
144A, 0.36%, 2/3/2011	18,000,000	17,983,080
144A, 0.36%, 2/11/2011	16,000,000	15,983,680
144A, 0.37%, 1/18/2011	8,500,000	8,493,186
144A, 0.37%, 2/17/2011	12,000,000	11,986,680
144A, 0.43%, 11/1/2010	12,500,000	12,500,000
Hannover Funding Co., LLC, 0.42%, 11/19/2010	12,500,000	12,497,375
Matchpoint Master Trust, 0.27%, 11/16/2010	7,000,000	6,999,213
Merck & Co., Inc., 0.2%, 11/17/2010	20,000,000	19,998,222
Nestle Capital Corp., 0.24%, 1/14/2011	7,500,000	7,496,300
Nissan Motor Acceptance Corp., 0.36%, 11/10/2010	10,000,000	9,999,100
NRW.Bank:
0.27%, 1/4/2011	12,000,000	11,994,240
0.345%, 4/12/2011	15,000,000	14,976,712
0.42%, 3/31/2011	25,800,000	25,754,850
0.43%, 3/31/2011	8,000,000	7,985,667
Procter & Gamble Co., 0.27%, 12/1/2010	12,000,000	11,997,300
Rabobank USA Financial Corp., 0.43%, 12/13/2010	12,750,000	12,743,604
Romulus Funding Corp., 144A, 0.44%, 11/12/2010	8,500,000	8,498,857
Santander Central Hispano Finance Delaware, Inc.:
0.525%, 11/12/2010	5,000,000	4,999,198
0.535%, 11/15/2010	4,000,000	3,999,168
Shell International Finance BV:
0.4%, 5/2/2011	5,000,000	4,989,889
0.5%, 2/4/2011	8,000,000	7,989,444
Skandinaviska Enskilda Banken AB, 0.305%, 12/3/2010	25,000,000	24,993,222
Standard Chartered Bank:
0.32%, 12/10/2010	8,500,000	8,497,053
0.33%, 1/13/2011	25,000,000	24,983,271
0.42%, 11/5/2010	8,000,000	7,999,627
Straight-A Funding LLC:
144A, 0.24%, 11/19/2010	14,000,000	13,998,320
144A, 0.28%, 11/3/2010	12,000,000	11,999,813
Swedish Housing Finance Corp.:
144A, 0.39%, 1/25/2011	10,000,000	9,990,792
144A, 0.46%, 11/30/2010	9,200,000	9,196,591
144A, 0.46%, 12/1/2010	22,800,000	22,791,260
Tasman Funding, Inc.:
144A, 0.28%, 11/23/2010	5,500,000	5,499,059
144A, 0.32%, 12/9/2010	7,500,000	7,497,467
Toyota Credit de Puerto Rico, 0.29%, 12/7/2010	18,000,000	17,994,780
Victory Receivables Corp., 144A, 0.28%, 1/10/2011	15,000,000	14,991,833

Total Commercial Paper (Cost $740,264,733)		740,264,733
Short Term Notes * 23.2%
Abbey National Treasury Services PLC:
0.439%, 10/17/2011	12,000,000	12,000,000
0.59%, 11/2/2011	12,500,000	12,500,000
ASB Finance Ltd., 144A, 0.386%, 12/8/2010	13,500,000	13,500,266
Bank of Nova Scotia:
0.266%, 11/23/2010	25,000,000	25,000,000
0.37%, 9/12/2011	7,000,000	7,000,000
Barclays Bank PLC:
0.576%, 7/19/2011	20,000,000	20,000,000
0.656%, 4/21/2011	22,300,000	22,300,000
BNP Paribas:
0.525%, 8/22/2011	25,000,000	25,000,000
0.538%, 4/26/2011	18,000,000	18,000,000
Canadian Imperial Bank of Commerce:
0.29%, 4/26/2011	10,000,000	10,000,000
0.46%, 4/26/2011	20,000,000	20,000,000
Commonwealth Bank of Australia, 144A, 0.312%, 1/3/2011	15,000,000	15,000,000
DnB NOR Bank ASA, 144A, 0.291%, 4/26/2011	12,000,000	12,000,000
Intesa Sanpaolo SpA, 0.37%, 10/27/2011	12,000,000	12,000,000
JPMorgan Chase Bank NA, 0.255%, 5/31/2011	14,500,000	14,500,000
National Australia Bank Ltd.:
144A, 0.286%, 1/27/2011	10,000,000	10,000,000
0.316%, 6/10/2011	17,000,000	17,000,000
Natixis:
0.39%, 10/25/2011	12,000,000	12,000,000
0.39%, 11/1/2011	20,000,000	20,000,000
0.506%, 12/14/2010	10,000,000	10,000,000
0.546%, 12/1/2010	5,000,000	5,000,000
Nordea Bank Finland PLC:
0.589%, 10/14/2011	10,000,000	10,027,769
0.589%, 10/20/2011	13,500,000	13,538,257
Rabobank Nederland NV:
0.246%, 11/22/2010	12,000,000	12,000,000
0.256%, 3/11/2011	19,700,000	19,700,000
144A, 0.446%, 9/16/2011	12,000,000	12,000,000
144A, 1.79%, 4/7/2011	40,000,000	40,000,000
Royal Bank of Canada:
0.256%, 2/24/2011	6,000,000	6,000,000
0.41%, 8/12/2011	11,500,000	11,500,000
0.465%, 11/24/2010	13,000,000	13,000,000
Societe Generale:
0.33%, 11/16/2010	12,000,000	12,000,000
0.42%, 4/21/2011	10,000,000	10,000,000
Toronto-Dominion Bank, 0.256%, 2/4/2011	15,000,000	15,000,000
Westpac Banking Corp.:
0.289%, 4/14/2011	18,000,000	18,000,000
0.296%, 3/15/2011	4,500,000	4,499,659
0.3%, 1/10/2011	14,000,000	14,000,000
144A, 0.306%, 12/13/2010	28,000,000	28,000,000
0.306%, 6/1/2011	8,000,000	8,000,000

Total Short Term Notes (Cost $560,065,951)		560,065,951
Government & Agency Obligations 9.6%
Other Government Related (a) 1.3%
European Investment Bank:
0.21%, 11/22/2010	7,300,000	7,299,106
2.625%, 5/16/2011	7,000,000	7,086,608
General Electric Capital Corp., FDIC Guaranteed, 0.922% *, 12/9/2010	16,000,000	16,013,418

		30,399,132
US Government Sponsored Agencies 5.9%
Federal Home Loan Bank:
0.4%, 1/4/2011	7,000,000	6,999,811
0.43%, 2/22/2011	6,200,000	6,200,025
0.54%, 5/24/2011	9,200,000	9,200,411
Federal Home Loan Mortgage Corp.:
0.18% **, 11/17/2010	13,300,000	13,298,877
0.321% **, 12/7/2010	8,000,000	7,997,360
Federal National Mortgage Association:
0.156% *, 7/27/2011	12,500,000	12,493,939
0.206% **, 11/15/2010	13,000,000	12,998,888
0.244% **, 12/13/2010	24,000,000	23,993,000
0.28% **, 11/1/2010	10,000,000	10,000,000
0.296% **, 1/18/2011	10,000,000	9,993,500
0.359% **, 12/1/2010	21,620,000	21,613,334
4.68%, 6/15/2011	7,000,000	7,191,062

		141,980,207
US Treasury Obligations 2.4%
US Treasury Bill, 0.217% **, 10/20/2011	9,000,000	8,980,806
US Treasury Notes:
1.0%, 10/31/2011	5,000,000	5,037,506
1.125%, 6/30/2011	25,000,000	25,115,502
1.75%, 11/15/2011	5,000,000	5,077,762
4.5%, 11/15/2010	7,000,000	7,011,071
4.5%, 2/28/2011	7,500,000	7,600,344

		58,822,991

Total Government & Agency Obligations (Cost $231,202,330)		231,202,330
Repurchase Agreements 19.7%
Banc of America Securities LLC, 0.23%, dated 10/29/2010, to be repurchased at $20,062,469 on 11/1/2010 (b)	20,062,084	20,062,084
BNP Paribas, 0.23%, dated 10/29/2010, to be repurchased at $67,501,294 on 11/1/2010 (c)	67,500,000	67,500,000
JPMorgan Securities, Inc., 0.22%, dated 10/29/2010, to be repurchased at $285,926,449 on 11/1/2010 (d)	285,921,207	285,921,207
Morgan Stanley & Co., Inc., 0.21%, dated 10/29/2010, to be repurchased at $53,008,156 on 11/1/2010 (e)	53,007,228	53,007,228
The Goldman Sachs & Co., 0.23%, dated 10/29/2010, to be repurchased at $50,000,958 on 11/1/2010 (f)	50,000,000	50,000,000

Total Repurchase Agreements (Cost $476,490,519)		476,490,519

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,408,859,002) †	99.7	2,408,859,002
Other Assets and Liabilities, Net	0.3	8,412,813

Net Assets	100.0	2,417,271,815

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of October 31, 2010. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $2,408,859,002.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by $19,613,453 Government National Mortgage Association, 4.0%, maturing on 10/20/2040 with a value of $20,463,326.
(c)	Collateralized by $64,363,000 Federal National Mortgage Association, 2.625%, maturing on 11/20/2014 with a value of $68,850,630.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
245,100,705	Federal Home Loan Mortgage Corp.	Zero Coupon-6.5	7/15/2015-11/15/2038	255,959,366
19,794,454	Federal Home Loan Mortgage Corp. - Principal Only	Zero Coupon	3/15/2034-6/15/2037	17,949,445
20,616,465	Federal National Mortgage Association	0.556-28.951	12/25/2033-6/25/2037	17,732,304
Total Collateral Value				291,641,115

(e)	Collateralized by $53,608,526 Federal National Mortgage Association, 3.5%, maturing on 11/1/2040 with a value of $54,067,373.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
141,976,278	Federal Home Loan Mortgage Corp. - Interest Only	1.978-7.0	11/15/2017-9/15/2039	13,073,622
16,735,500	Federal Home Loan Mortgage Corp. - Principal Only	Zero Coupon	6/15/2023-10/15/2040	14,568,477
291,946,174	Federal National Mortgage Association - Interest Only	Zero Coupon-6.844	8/25/2019-1/25/2049	19,192,250
4,162,178	Federal National Mortgage Association - Principal Only	Zero Coupon	4/25/2034-12/25/2039	4,165,651
Total Collateral Value				51,000,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(g)	$—	$1,932,368,483	$—	$1,932,368,483
Repurchase Agreements	—	476,490,519	—	476,490,519
Total	$—	$2,408,859,002	$—	$2,408,859,002

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended October 31, 2010.
(g) See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of DWS Money Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	December 17, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 17, 2010